Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2014
Registrant Name	DREYFUS VARIABLE INVESTMENT FUND
Central Index Key	0000813383
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	May 01, 2015